Shareholders' Equity and Earnings per Share	3 Months Ended
Mar. 31, 2011
Notes to Financial Statements [Abstract]
Shareholders' Equity and Earnings per Share
Basic earnings per share (“EPS”) is calculated by dividing earnings available to common shareholders by the weighted-average number of common shares outstanding, including participating securities outstanding. Diluted EPS is similar to basic EPS, but adjusts for the effect of the potential issuance of common shares. We include all unvested stock awards that contain non-forfeitable rights to dividends or dividend equivalents, whether paid or unpaid, in the number of shares outstanding in our basic and diluted EPS.
The following table presents information about basic and diluted weighted-average shares outstanding:

(in thousands)	Three months ended March 31,
	2011	2010
Weighted-average shares outstanding:
Basic	168,426	166,000
Share options	1,268	1,031

Diluted weighted-average shares outstanding	169,694	167,031

Anti-dilutive share awards	432	3,314

For 2011 and 2010, we had stock options that were anti-dilutive and accordingly were not included in the computation of diluted weighted-average shares outstanding.